Share-Based Compensation (Tables)	12 Months Ended
Oct. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Assumptions Used to Determine Grant-Date Fair Value of Stock Options
The assumptions that the Company used to determine the grant-date fair value of stock options, were as follows:

	Year ended October 31,
	2023	2022
Expected term (in years)	5.2 – 6.08	6.08
Expected volatility	79.92 – 81.48%	75.3%
Risk-free interest rate	3.56 – 4.35%	2.16%
Expected dividend yield	—	—
Fair value of common shares and exercise price of options (CAD)	$2.11 – 12.36	$1.22
Fair value of common shares and exercise price of options (USD)	$1.52 – 8.93	$0.88

Summary of Stock Option Activity
The following table summarizes the Company’s stock option activity:

	Number of Shares**	Weighted- Average Exercise Price* (USD)	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of October 31, 2022	1,575,785	$0.88	7.7	$1,026
Granted	1,308,081	4.05
Exercised	(84,072)	0.88
Forfeited or expired	(92,853)	0.88

Outstanding as of October 31, 2023	2,706,941	$2.40	8.1	$52,192

Options vested and exercisable as of October 31, 2023	1,660,177	$1.26	7.1	$33,921
Options vested and not exercisable as of October 31, 2023	807,025	$4.24	9.7	$14,087
Options unvested as of October 31, 2023	239,739	$4.24	9.7	$4,185

*
– All options outstanding at October 31, 2022 were issued in Canadian dollars with an exercise price of $1.22. All options granted during the year ended October 31, 2023 were issued in Canadian dollars at exercise prices of $2.11, $5.87, and $12.36. Upon the close of the Reverse Recapitalization, all exercise prices were converted to United States dollars at the exchange rate in effect on the day immediately before the close of the Reverse Recapitalization. The Weighted Average Exercise Price above was adjusted to reflect such change.

**	– Retrospectively restated to reflect exchange of shares upon the close of Reverse Recapitalization. See Notes 1 and 3.

Summary of Share-based Compensation Expense
Share-based compensation expense included in the Company’s consolidated statements of operations and comprehensive loss was as follows:

	Year Ended October 31,
	2023	2022
Research and development	$780	$31
General and administrative	2,670	85

Total share-based compensation expense	$3,450	$116